Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of presentation:

(a) Basis of presentation:

The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition’s unaudited condensed consolidated balance sheets, statement of changes in equity, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Acquisition’s 2019 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Recent accounting pronouncements

(ab) Recent accounting pronouncements

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides guidance to alleviate the burden in accounting for reference rate reform by allowing certain expedients and exceptions in applying generally accepted accounting principles to contract modifications, hedging relationships, and other transactions impacted by reference rate reform. The provisions of ASU 2020-04 apply only to those transactions that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. Adoption of the provisions of ASU 2020-04 is optional and is effective from March 12, 2020 through December 31, 2022. The company is currently evaluating the impact of ASU 2020-04 on our condensed consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

In October 2018, FASB issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a Variable Interest Entity (“VIE”). For Public business entities the amendments are effective for fiscal years beginning after December 15,

2019, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill

Impairment. The ASU is effective for periods beginning after December 15, 2019, with an election to adopt early. The ASU requires only a one-step quantitative impairment test, whereby a goodwill impairment loss will be measured as the excess of a reporting unit’s carrying amount over its fair value. It eliminates Step 2 of the current two-step goodwill impairment test, under which a goodwill impairment loss is measured by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely matter. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. In November 2018, FASB issued ASU 2018-19 “Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements.

Principles of consolidation:

(b) Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIEs”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Equity method investments

(c) Equity method investments:

Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Navios Acquisition evaluates its equity method investments, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Subsidiaries

(d) Subsidiaries:

Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of June 30, 2020, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2020	2019
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Antikithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Antiparos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Folegandros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Ikaria Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Ios Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 – 6/30	1/1 – 6/30
Kithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Kos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Mytilene Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 – 6/30	1/1 – 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Serifos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Shinyo Loyalty Limited	Former Vessel-Owning Company(1)	Hong Kong	1/1 – 6/30	1/1 – 6/30
Shinyo Navigator Limited	Former Vessel-Owning Company(2)	Hong Kong	1/1 – 6/30	1/1 – 6/30
Sifnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Skiathos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Skopelos Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 – 6/30	1/1 – 6/30
Syros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Thera Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Antipsara Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Samothrace Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Thasos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Limnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Alonnisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Makronisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Paxos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Donoussa Shipping Corporation	Former Vessel-Owning Company(6)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Schinousa Shipping Corporation	Former Vessel-Owning Company(7)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Kimolos Shipping Corporation	Former Vessel-Owning Company(13)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/1 – 6/30	1/1 – 6/30
Olivia Enterprises Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Cyrus Investments Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Doxa International Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Tzia Shipping Corp.	Vessel-Owning Company(10)	Marshall Is.	6/4 – 6/30	–
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	1/1 – 6/30	1/1 – 6/30
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/1 – 6/30	1/1 – 6/30
Shinyo Ocean Limited	Former Vessel-Owning Company(11)	Hong Kong	1/1 – 6/30	1/1 – 6/30
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 – 6/30	1/1 – 6/30
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 – 6/30	1/1 – 6/30
Shinyo Dream Limited	Former Vessel-Owning Company(12)	Hong Kong	1/1 – 6/30	1/1 – 6/30
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 6/30	1/1 – 6/30
Alkmene Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 6/30	—
Persephone Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 6/30	—
Rhea Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 6/30	—
Aphrodite Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 6/30	—
Dione Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 6/30	—
Bole Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Boysenberry Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Brandeis Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Buff Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Cadmium Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Celadon Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—
Cerulean Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 6/30	—

(1) Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.

(2)       Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.

(3)       Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary on March 29, 2018.

(4)	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.

(5) Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.

(6) Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.

(7) Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.

(8) Currently, vessel-operating company under a sale and leaseback transaction.

(9)  The vessel Shinyo Kannika was sold to an unaffiliated third party on March 22, 2018.

(10) Bareboat chartered-in vessels with purchase option, expected to be delivered in each of the fourth quarter of 2020, the first and the third quarters of 2021 and the second quarter of 2022.

(11) In March 2019, the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt was involved in a collision incident. The Company maintains insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.

(12) On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.

(13) On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.

(14) In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the Liquidation of Navios Europe I.

(15) In June 2020, Navios Acquisition acquired seven vessel owning companies following the Liquidation of Navios Europe II.

Assets / Liabilities associated with Assets Held for Sale

(g) Assets / Liabilities associated with Assets Held for Sale:

It is the Company’s policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as “being held for sale” when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

Revenue and Expense Recognition

(f) Revenue and Expense Recognition:

Revenue Recognition:

On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers (ASC

606). The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases – capital (or finance) leases and operating leases. According to the new Accounting Standard, (a) lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months and (b) previous accounting standards for lessors will be updated to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 Leases (“ASU 2018-10”). The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. For entities that early adopted Topic 842, the amendments are effective upon issuance of this Update, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842. In addition in July 2018, the FASB issued ASU 2018-11, Targeted Improvements to Topic 842 Leases (“ASU 2018-11). The improvements in ASU 2018-11 provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes.

The Company has elected to early adopt the requirements of ASU 2016-02 effective January 1, 2018, using the modified retrospective method which is consistent, with the approach the Company has elected under the new revenue standard, and elected to apply the additional optional transition method along with the following practical expedients: (i) a package of practical expedients which does not require the Company to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842; (ii) to account for non-lease components (primarily crew and maintenance services) of time charters as a single lease component as the timing and pattern of transfer of the non-lease components and associated lease component are the same, the lease components, if accounted for separately, would be classified as an operating lease, and such non-lease components are not predominant components of the combined component. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. As a result of adoption, there was no cumulative impact to the Company’s retained earnings at January 1, 2018.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASU 2016-02 “Leases”, which the Company early adopted on January 1, 2018. Upon adoption of ASC 606 and ASC 842, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change from previous practice. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of income.

In December 2018, FASB issued ASU 2018-20, Leases (Topic 842), “Narrow-Scope Improvements for Lessors”: to clarify guidance for lessors on sales taxes and other similar taxes collected from lessees, certain lessor costs and recognition of variable payments for contracts with lease and non-lease components. The Company has early adopted the standard effective January 1, 2018 and is using that date as the date of initial application. The adoption of this guidance had no impact on the Company’s disclosures to the consolidated financial statements.

Revenue from time chartering

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenues from time chartering of vessels amounted to $74,824 and $41,143 for the three month periods ended June 30, 2020 and 2019, respectively. For the six month periods ended June 30, 2020 and 2019, revenues from time chartering of vessels amounted to $129,166 and $88,735, respectively. The majority of revenue from time chartering is usually collected in advance.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which are determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized in the period in which the variability is resolved. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. Revenue for vessels operating in pooling arrangements amounted to $16,682 and $13,430 for the three month periods ended June 30, 2020 and 2019, respectively. For the six month periods ended June 30, 2020 and 2019, revenue operating in pooling arrangements amounted to $39,358 and $32,596, respectively. The majority of revenue from pooling arrangements is usually collected through the month they are incurred.

Revenue from voyage contracts

The Company’s revenues earned under voyage contracts (revenues for the transportation of cargo) were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenues earned under voyage contracts amounted to $0 and $3,639 for the three month periods ended June 30, 2020 and 2019, respectively. For the six month periods ended June 30, 2020 and 2019, revenues under voyage contracts amounted to $9,713 and $9,678, respectively. Capitalized costs as of June 30, 2020 and December 31, 2019 related to costs to fulfill the contract amounted to $0 and $103, respectively, and are included under caption “Prepaid expenses and other current assets”. Accounts receivable, net, as of June 30, 2020 that related to voyage contracts was $1,910 (December 31, 2019: $12,219). The majority of revenue from voyage contracts is usually collected after the discharging takes place.

Revenue from profit sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement. Profit sharing for the three month periods ended June 30, 2020 and 2019 amounted to $20,718 and $373, respectively. For the six month periods ended June 30, 2020 and 2019, profit sharing revenues amounted to $31,844 and $4,695, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Options to extend or terminate a lease

The Company’s vessels have the following options to extent or renew their charters:

Vessel	Option
Hector N	Charterer’s option to extend the charter for one year at $15,800 net per day.
Nave Sextans	Charterer’s option to extend the charter for one year at $18,750 net per day.
Nave Pulsar	Charterer’s option to extend the charter for one year at $16,590 net per day plus ice-transit premium.
Nave Rigel	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Cetus	Charterer’s option to extend the charter for six months at $16,788 net per day.
Nave Equinox	Charterer’s option to extend the charter for six months at $16,788 net per day.
Nave Aquila	Charterer's option to extend the charter for one year at $16,886 net per day
Nave Titan	Charterer's option to extend the charter for 30-90 days at $12,838 net per day with the last 30 days at $15,306 net per day
TBN 1	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.
TBN 2	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.